SEGMENTS (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016
Segment Reporting Information [Line Items]
Revenues	$ 5,686,000,000	$ 5,038,000,000	$ 11,316,000,000	$ 9,848,000,000
Gross profit	2,821,000,000	2,877,000,000	5,640,000,000	5,668,000,000
Research and development expenses	486,000,000	375,000,000	943,000,000	764,000,000
Selling and marketing expenses	960,000,000	952,000,000	1,931,000,000	1,791,000,000
Segments Profitability	(5,740,000,000)	361,000,000	(4,845,000,000)	1,526,000,000
Segments [Member]
Segment Reporting Information [Line Items]
Segments Profitability	1,853,000,000	1,869,000,000	3,670,000,000	3,693,000,000
Generics [Member]
Segment Reporting Information [Line Items]
Revenues	3,078,000,000	2,557,000,000	6,136,000,000	5,015,000,000
Gross profit	1,316,000,000	1,148,000,000	2,686,000,000	2,271,000,000
Research and development expenses	200,000,000	134,000,000	391,000,000	263,000,000
Selling and marketing expenses	425,000,000	410,000,000	825,000,000	755,000,000
Segments Profitability	691,000,000	604,000,000	1,470,000,000	1,253,000,000
Specialty [Member]
Segment Reporting Information [Line Items]
Revenues	2,065,000,000	2,271,000,000	4,085,000,000	4,423,000,000
Gross profit	1,851,000,000	1,978,000,000	3,605,000,000	3,849,000,000
Research and development expenses	250,000,000	235,000,000	505,000,000	474,000,000
Selling and marketing expenses	439,000,000	478,000,000	900,000,000	935,000,000
Segments Profitability	$ 1,162,000,000	$ 1,265,000,000	$ 2,200,000,000	$ 2,440,000,000